          UL 2001, FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICY
                     ISSUED BY METROPOLITITAN LIFE COMPANY

                       SUPPLEMENT DATED FEBRUARY 15, 2002

                                       TO
                          PROSPECTUS DATED MAY 1, 2001

This supplements the information contained in the prospectus ("Prospectus") for UL 2001 Flexible Premium Multifunded Life insurance Policies, dated May 1, 2001. You should keep this February 15, 2002 Supplement to the Prospectus for future reference.

1. The attached illustrations are added as Appendix A to the Prospectus.

2. Your Free Look Period described on page 32 of the Prospectus is the later of:

  . 10 days after you receive the Policy (unless state law requires your Policy to specify a longer specified period); and

  . 45 days after the application is signed (in the case of tele-underwritten policies, 45 days after the Preliminary Application is signed).

3. For applications submitted without an advance payment of the initial premium or if we have refunded an advance payment prior to the issuance of the Policy, the Policy will be redated upon delivery to a current date. The delivery date will be the new Date of Policy. The significance of the Date of Policy is discussed in the Prospectus (see pages 9 and 13). The main effect of this change is to provide a later date for commencement of policy charges.




UL2001Supp(0215)                                       L0202BBET(exp0402)MLIC-LD

                                   APPENDIX A
                 ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES,
                 SURRENDER CASH VALUES AND ACCUMULATED PREMIUMS

The tables in this Appendix A illustrate the way the Policies work. They show how the death benefit, cash surrender value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on a specified face amount of $250,000 for a male aged 40. The insured is assumed to be in the nonsmoker preferred class.

The tables assume no rider benefits and assume you made no allocations to the Fixed Account. The tables reflect deductions for all Policy charges that would apply under the assumptions illustrated. The cash surrender values reflect a Surrender Charge deducted from the cash value upon surrender, face reduction or lapse during the first 15 Policy years. See "Table of Charges and Expenses." Values are first given based on current cost of term insurance and other Policy charges and then based on the guaranteed maximums for such charges. Illustrations show Option A and Option B death benefits.

The illustrated death benefits, cash surrender values and cash values for a Policy would be different, either higher or lower, from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average during the period or, if premiums were paid in other amounts or at other than annual intervals. They would also be different depending on the allocation of cash value among the Separate Account's investment divisions, if the actual gross rate of return for all investment divisions averaged 0%, 6% or 12%, but varied above or below that average for individual investment divisions. They would also differ if a Policy loan or partial withdrawal were made during the period of time illustrated, if the insured were female or in another risk classification, or if the Policies were issued in situations where distinctions between male and female insureds are not permitted. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown on particular illustrations even if the average rate of return is achieved.

The illustrations reflect an average of the investment advisory fees and operating expenses of the Portfolios, at an annual rate of .77% of the average daily net assets of the Portfolios. This average reflects expense reimbursements and subsidies by the investment advisers of certain Portfolios that may be voluntary and of limited duration. See "Fund Investment Management Fees and Direct Expenses." Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment return at constant annual rates of -0.77%, 5.19% and 11.14%, respectively.

The second column of each table shows the amount you would accumulate if you separately invested the annual premium in an account that earned interest, after taxes, of 5% per year, compounded annually.

If you request, we will furnish a personalized illustration reflecting the proposed insured's age, sex, underwriting classification, and the face amount or premium schedule you request. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables below. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all the assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the insured.

                               MALE ISSUE AGE 40
                           $1,800 ANNUAL PREMIUM FOR
                     NONSMOKER PREFERRED UNDERWRITING RISK
                        $250,000 SPECIFIED FACE AMOUNT
                            OPTION A DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                          DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%
------  -----------    --       --      ---      --      --      ---      --      --      ---
   1      $ 1,890   $250,000 $250,000 $250,000 $     0 $     0 $      0 $ 1,021 $ 1,100 $  1,180
   2        3,875    250,000  250,000  250,000       0       0        0   2,306   2,537    2,779
   3        5,958    250,000  250,000  250,000     308     774    1,278   3,548   4,014    4,518
   4        8,146    250,000  250,000  250,000   1,865   2,647    3,528   4,745   5,527    6,408
   5       10,443    250,000  250,000  250,000   3,369   4,552    5,937   5,889   7,072    8,457
   6       12,856    250,000  250,000  250,000   4,827   6,496    8,526   6,987   8,656   10,686
   7       15,388    250,000  250,000  250,000   6,079   8,318   11,155   8,023  10,262   13,099
   8       18,048    250,000  250,000  250,000   7,284  10,180   14,000   9,012  11,908   15,728
   9       20,840    250,000  250,000  250,000   8,441  12,081   17,084   9,953  13,593   18,596
  10       23,772    250,000  250,000  250,000   9,539  14,011   20,418  10,835  15,307   21,714
  15       40,783    250,000  250,000  250,000  14,186  24,316   42,344  14,402  24,532   42,560
  20       62,495    250,000  250,000  250,000  15,657  34,186   75,955  15,657  34,186   75,955
  25       90,204    250,000  250,000  250,000  13,799  43,599  130,679  13,799  43,599  130,679
  30      125,569    250,000  250,000  258,634   5,275  49,546  222,960   5,275  49,546  222,960
  35      170,705             250,000  405,838          46,365  379,288          46,365  379,288

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 40
                           $1,800 ANNUAL PREMIUM FOR
                     NONSMOKER PREFERRED UNDERWRITING RISK
                        $250,000 SPECIFIED FACE AMOUNT
                            OPTION A DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

                          DEATH BENEFIT         CASH SURRENDER VALUE         CASH VALUE
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL   ASSUMING HYPOTHETICAL
        ACCUMULATED        GROSS ANNUAL             GROSS ANNUAL            GROSS ANNUAL
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF       RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ----------------------- -----------------------
 YEAR    PER YEAR      0%       6%      12%      0%     6%      12%      0%     6%      12%
------  -----------    --       --      ---      --     --      ---      --     --      ---
   1     $  1,890   $250,000 $250,000 $250,000 $    0 $     0 $      0 $  728 $   798 $    869
   2        3,875    250,000  250,000  250,000      0       0        0  1,700   1,894    2,098
   3        5,958    250,000  250,000  250,000      0       0      169  2,613   2,994    3,409
   4        8,146    250,000  250,000  250,000    582   1,210    1,921  3,462   4,090    4,801
   5       10,443    250,000  250,000  250,000  1,723   2,659    3,760  4,243   5,179    6,280
   6       12,856    250,000  250,000  250,000  2,791   4,091    5,687  4,951   6,251    7,847
   7       15,388    250,000  250,000  250,000  3,638   5,361    7,565  5,582   7,305    9,509
   8       18,048    250,000  250,000  250,000  4,405   6,606    9,544  6,133   8,334   11,272
   9       20,840    250,000  250,000  250,000  5,084   7,816   11,625  6,596   9,328   13,137
  10       23,772    250,000  250,000  250,000  5,670   8,985   13,815  6,966  10,281   15,111
  15       40,783    250,000  250,000  250,000  6,879  13,842   26,767  7,095  14,058   26,983
  20       62,495    250,000  250,000  250,000  2,697  14,092   42,467  2,697  14,092   42,467
  25       90,204             250,000  250,000          5,258   61,242          5,258   61,242
  30      125,569                      250,000                  82,001                  82,001
  35      170,705                      250,000                 101,565                 101,565

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 40
                           $1,800 ANNUAL PREMIUM FOR
                     NONSMOKER PREFERRED UNDERWRITING RISK
                        $250,000 SPECIFIED FACE AMOUNT
                            OPTION B DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                          DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%
------  -----------    --       --      ---      --      --      ---      --      --      ---
   1     $  1,890   $251,716 $251,837 $251,959 $     0 $     0 $      0 $ 1,716 $ 1,837 $  1,959
   2        3,875    253,693  254,041  254,414       0       0      119   3,683   4,041    4,414
   3        5,958    255,595  256,314  257,093   1,729   2,449    3,227   5,595   6,314    7,093
   4        8,146    257,447  258,656  260,015   4,011   5,220    6,579   7,447   8,656   10,015
   5       10,443    259,234  261,061  263,196   6,227   8,055   10,190   9,234  11,061   13,196
   6       12,856    260,961  263,537  266,669   8,384  10,960   14,092  10,961  13,357   16,669
   7       15,388    262,612  266,070  270,443  10,293  13,750   18,124  12,612  16,070   20,443
   8       18,048    264,204  268,676  274,566  12,142  16,614   22,504  14,204  18,676   24,566
   9       20,840    265,733  271,356  279,069  13,929  19,552   27,265  15,733  21,356   29,069
  10       23,772    267,190  274,101  283,978  15,643  22,555   32,432  17,190  24,101   33,978
  15       40,783    273,529  289,217  316,928  23,271  38,959   66,671  23,529  39,217   66,928
  20       62,495    277,332  306,029  369,584  27,332  56,029  119,584  27,332  56,029  119,584
  25       90,204    277,689  323,643  453,320  27,689  73,643  203,320  27,689  73,643  203,320
  30      125,569    271,163  338,134  584,257  21,163  88,134  334,257  21,163  88,134  334,257
  35      170,705    253,136  342,942  787,538   3,136  92,942  537,538   3,136  92,942  537,538

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 40
                           $1,800 ANNUAL PREMIUM FOR
                     NONSMOKER PREFERRED UNDERWRITING RISK
                        $250,000 SPECIFIED FACE AMOUNT
                            OPTION B DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

                          DEATH BENEFIT          CASH SURRENDER VALUE          CASH VALUE
         PREMIUMS     ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL    ASSUMING HYPOTHETICAL
        ACCUMULATED        GROSS ANNUAL              GROSS ANNUAL             GROSS ANNUAL
END OF     AT 5%        RATE OF RETURN OF         RATE OF RETURN OF        RATE OF RETURN OF
POLICY   INTEREST   -------------------------- ------------------------ ------------------------
 YEAR    PER YEAR      0%       6%      12%      0%      6%      12%      0%      6%      12%
------  -----------    --       --      ---      --      --      ---      --      --      ---
   1     $  1,890   $251,422 $251,534 $251,656 $     0 $     0 $      0 $ 1,422 $ 1,534 $  1,646
   2        3,875    253,074  253,394  253,729       0       0        0   3,074   3,394    3,729
   3        5,958    254,654  255,288  255,975     788   1,422    2,110   4,654   5,288    5,975
   4        8,146    256,154  257,206  258,393   2,718   3,770    4,957   6,154   7,206    8,393
   5       10,443    257,573  259,148  260,996   4,567   6,142    7,989   7,573   9,148   10,996
   6       12,856    258,904  261,105  263,793   6,327   8,528   11,216   8,904  11,105   13,793
   7       15,388    260,144  263,075  266,802   7,825  10,755   14,483  10,144  13,075   16,802
   8       18,048    261,289  265,051  270,038   9,228  12,990   17,976  11,289  15,051   20,038
   9       20,840    262,333  267,026  273,513  10,529  15,223   21,709  12,333  17,026   23,513
  10       23,772    263,270  268,993  277,246  11,724  17,447   25,700  13,270  18,993   27,246
  15       40,783    266,136  278,545  300,927  15,879  28,288   50,669  16,136  28,545   50,927
  20       62,495    264,401  285,698  335,071  14,401  35,698   85,071  14,401  35,698   85,071
  25       90,204    254,841  285,702  381,739   4,841  35,702  131,739   4,481  35,702  131,739
  30      125,569             270,121  441,850          20,121  191,850          20,121  191,850
  35      170,705                      512,375                  262,375                  262,375

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.